Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with SEC rules, the following table sets forth additional information conce rnin
g the compensation of each individual who served as our Chief Executive Officer (CEO) and our other
(non-CEO)
named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2022, 2021 and 2020, and our financial and TSR performance for each such fiscal year. Mr. Isom served as our CEO during a part of 2022 and Mr. Parker served as our CEO during a part of 2022 and all of 2021 and 2020.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total: Mr. Isom ($) (1)	CAP: Mr. Isom ($) (2)	Summary Compensation Table Total: Mr. Parker ($) (1)	CAP: Mr. Parker ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (1)	Average CAP: Non-CEO NEOs ($) (2)	AAG Total Stockholder Return ($)	Peer Group Total Stockholder Return ($) (3)	Net Income (Loss) ($) (in millions)	Adjusted Pre-Tax Margin % (4)
2022	4,886,649	3,507,095	6,537,694	3,881,181	3,399,589	2,421,509	44.52	48.04	127	0.9%
2021	-	-	7,238,011	8,128,613	3,892,813	4,197,060	62.85	74.23	(1,993)	(23.2%)
2020	-	-	10,663,866	(614,164)	4,245,970	736,998	55.19	75.55	(8,885)	(70.7%)

(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Messrs. Isom and Parker for each year where they served as CEO and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2022	Robert Isom and Doug Parker	Derek Kerr, Steve Johnson, Maya Leibman and David Seymour
2021	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson and Maya Leibman
2020	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson and Maya Leibman

(2)
Compensation Actually Paid (“CAP”) to Messrs. Isom and Parker for each year where they served as principal executive officer and the remaining NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2022			2021		2020
Adjustments	Mr. Isom	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for each Fiscal Year (“FY”)	(3,653,000)	(6,000,000)	(2,580,000)	(7,200,000)	(3,152,500)	(10,624,000)	(3,572,750)
Year end Fair Value of Equity Awards Granted in each FY	3,196,752	4,988,123	2,270,065	7,256,558	3,177,268	4,577,049	1,539,374
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(1,001,134)	(1,778,112)	(628,247)	434,364	146,088	(4,452,589)	(1,259,093)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the FY	77,828	133,476	(42,014)	380,105	126,933	(927,638)	(248,053)
Value of Dividends or other Earnings Paid Upon Vesting Date during FY	-	-	2,116	19,574	6,459	155,509	44,992

	2022			2021		2020
Adjustments	Mr. Isom	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs
Deduction for Change in the Actuarial Present Values Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of Summary Compensation Table for each FY	-	-	-	-	-	(6,361)	(13,442)
Total Adjustments	(1,379,554)	(2,656,513)	(978,080)	890,602	304,247	(11,278,030)	(3,508,972)

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for time-based RSU awards, the closing price of a share of our Common Stock on the applicable year-end
date(s) or, in the case of vesting dates, the closing price of a share of our Common Stock on the applicable vesting dates, and (2) for performance-based RSU awards, the same valuation methodology as time-based RSU awards except year-end
values are multiplied by a factor reflecting achievement of the probable outcome of the applicable performance conditions as of the measurement date and, where applicable, using a Monte Carlo valuation method with respect to any relative TSR market condition. The Monte Carlo valuation method simulates a range of possible future stock prices for the Company and each of the peer group companies using certain inputs. Such inputs include the expected volatility of our stock price relative to the applicable peer group companies and a risk-free interest rate derived from the Treasury Constant Maturities yield curve as of each applicable measurement date.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the ARCA Airline Index.

(4)	Adjusted pre-tax margin is a non-GAAP measure and excludes special items. See Appendix B for a reconciliation of pre-tax margin excluding net special items, a non-GAAP measure.

Company Selected Measure Name	Adjusted Pre-Tax Margin
Named Executive Officers, Footnote [Text Block]

Year	CEO	Non-CEO NEOs
2022	Robert Isom and Doug Parker	Derek Kerr, Steve Johnson, Maya Leibman and David Seymour
2021	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson and Maya Leibman
2020	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson and Maya Leibman

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the ARCA Airline Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation Actually Paid (“CAP”) to Messrs. Isom and Parker for each year where they served as principal executive officer and the remaining NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2022			2021		2020
Adjustments	Mr. Isom	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for each Fiscal Year (“FY”)	(3,653,000)	(6,000,000)	(2,580,000)	(7,200,000)	(3,152,500)	(10,624,000)	(3,572,750)
Year end Fair Value of Equity Awards Granted in each FY	3,196,752	4,988,123	2,270,065	7,256,558	3,177,268	4,577,049	1,539,374
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(1,001,134)	(1,778,112)	(628,247)	434,364	146,088	(4,452,589)	(1,259,093)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the FY	77,828	133,476	(42,014)	380,105	126,933	(927,638)	(248,053)
Value of Dividends or other Earnings Paid Upon Vesting Date during FY	-	-	2,116	19,574	6,459	155,509	44,992

	2022			2021		2020
Adjustments	Mr. Isom	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs
Deduction for Change in the Actuarial Present Values Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of Summary Compensation Table for each FY	-	-	-	-	-	(6,361)	(13,442)
Total Adjustments	(1,379,554)	(2,656,513)	(978,080)	890,602	304,247	(11,278,030)	(3,508,972)

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for time-based RSU awards, the closing price of a share of our Common Stock on the applicable year-end
date(s) or, in the case of vesting dates, the closing price of a share of our Common Stock on the applicable vesting dates, and (2) for performance-based RSU awards, the same valuation methodology as time-based RSU awards except year-end
values are multiplied by a factor reflecting achievement of the probable outcome of the applicable performance conditions as of the measurement date and, where applicable, using a Monte Carlo valuation method with respect to any relative TSR market condition. The Monte Carlo valuation method simulates a range of possible future stock prices for the Company and each of the peer group companies using certain inputs. Such inputs include the expected volatility of our stock price relative to the applicable peer group companies and a risk-free interest rate derived from the Treasury Constant Maturities yield curve as of each applicable measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 3,399,589	$ 3,892,813	$ 4,245,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,421,509	4,197,060	736,998
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation Actually Paid (“CAP”) to Messrs. Isom and Parker for each year where they served as principal executive officer and the remaining NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2022			2021		2020
Adjustments	Mr. Isom	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for each Fiscal Year (“FY”)	(3,653,000)	(6,000,000)	(2,580,000)	(7,200,000)	(3,152,500)	(10,624,000)	(3,572,750)
Year end Fair Value of Equity Awards Granted in each FY	3,196,752	4,988,123	2,270,065	7,256,558	3,177,268	4,577,049	1,539,374
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(1,001,134)	(1,778,112)	(628,247)	434,364	146,088	(4,452,589)	(1,259,093)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the FY	77,828	133,476	(42,014)	380,105	126,933	(927,638)	(248,053)
Value of Dividends or other Earnings Paid Upon Vesting Date during FY	-	-	2,116	19,574	6,459	155,509	44,992

	2022			2021		2020
Adjustments	Mr. Isom	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs	Mr. Parker	Average Non-CEO NEOs
Deduction for Change in the Actuarial Present Values Reported Under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of Summary Compensation Table for each FY	-	-	-	-	-	(6,361)	(13,442)
Total Adjustments	(1,379,554)	(2,656,513)	(978,080)	890,602	304,247	(11,278,030)	(3,508,972)

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for time-based RSU awards, the closing price of a share of our Common Stock on the applicable year-end
date(s) or, in the case of vesting dates, the closing price of a share of our Common Stock on the applicable vesting dates, and (2) for performance-based RSU awards, the same valuation methodology as time-based RSU awards except year-end
values are multiplied by a factor reflecting achievement of the probable outcome of the applicable performance conditions as of the measurement date and, where applicable, using a Monte Carlo valuation method with respect to any relative TSR market condition. The Monte Carlo valuation method simulates a range of possible future stock prices for the Company and each of the peer group companies using certain inputs. Such inputs include the expected volatility of our stock price relative to the applicable peer group companies and a risk-free interest rate derived from the Treasury Constant Maturities yield curve as of each applicable measurement date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for 2022:

•	Total stockholder return;

•	Adjusted pre-tax margin; and

•	Total debt reduction.
In addition, through our STIP which was
re-established
in 2022 with a performance period running from April 1, 2022 to April 1, 2023, we incorporated the following additional measures into our executive compensation program:

•	Adjusted pre-tax income;

•	Mainline and regional on-time departures

•	Mainline and regional controllable completion factor; and

•	Measures related to diversity, equity and inclusion.
For additional details regarding our performance measures, please see the sections entitled “Annual Cash Incentive Program” and “Long-Term Incentive Programs” in our “Compensation Discussion and Analysis” beginning on page 52.

Total Shareholder Return Amount	$ 44.52	62.85	55.19
Peer Group Total Shareholder Return Amount	48.04	74.23	75.55
Net Income (Loss)	$ 127,000,000	$ (1,993,000,000)	$ (8,885,000,000)
Company Selected Measure Amount	0.009	(0.232)	(0.707)
PEO Name	Robert Isom and Doug Parker	Doug Parker	Doug Parker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total stockholder return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted pre-tax margin; and
Non-GAAP Measure Description [Text Block]	Adjusted pre-tax margin is a non-GAAP measure and excludes special items. See Appendix B for a reconciliation of pre-tax margin excluding net special items, a non-GAAP measure.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total debt reduction
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted pre-tax income;
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Mainline and regional on-time departures
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Mainline and regional controllable completion factor; and
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Measures related to diversity, equity and inclusion.
Robert Isom [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,886,649	$ 0	$ 0
PEO Actually Paid Compensation Amount	3,507,095	0	0
Doug Parker [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	6,537,694	7,238,011	10,663,866
PEO Actually Paid Compensation Amount	3,881,181	8,128,613	(614,164)
PEO [Member] | Robert Isom [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,653,000)
PEO [Member] | Robert Isom [Member] | Year end Fair Value of Equity Awards Granted in each Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,196,752
PEO [Member] | Robert Isom [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,001,134)
PEO [Member] | Robert Isom [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,828
PEO [Member] | Robert Isom [Member] | Value of Dividends or other Earnings Paid Upon Vesting Date during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Robert Isom [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of Summary Compensation Table for each Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Robert Isom [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,379,554)
PEO [Member] | Doug Parker [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,000,000)	(7,200,000)	(10,624,000)
PEO [Member] | Doug Parker [Member] | Year end Fair Value of Equity Awards Granted in each Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,988,123	7,256,558	4,577,049
PEO [Member] | Doug Parker [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,778,112)	434,364	(4,452,589)
PEO [Member] | Doug Parker [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	133,476	380,105	(927,638)
PEO [Member] | Doug Parker [Member] | Value of Dividends or other Earnings Paid Upon Vesting Date during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	19,574	155,509
PEO [Member] | Doug Parker [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of Summary Compensation Table for each Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(6,361)
PEO [Member] | Doug Parker [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,656,513)	890,602	(11,278,030)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,580,000)	(3,152,500)	(3,572,750)
Non-PEO NEO [Member] | Year end Fair Value of Equity Awards Granted in each Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,270,065	3,177,268	1,539,374
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(628,247)	146,088	(1,259,093)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(42,014)	126,933	(248,053)
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid Upon Vesting Date during Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,116	6,459	44,992
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of Summary Compensation Table for each Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(13,442)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (978,080)	$ 304,247	$ (3,508,972)